SUPPLEMENTAL FINANCIAL INFORMATION (Condensed Consolidated Statement of Financial Position) (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	CAD 404,000	CAD 1,073,000	CAD 221,000
Restricted Cash and Cash Equivalents, Current	87,000	19,000
Receivables, Net, Current	1,014,000	578,000
Income Taxes Receivable, Current	33,000	12,000
Inventory, Net	472,000	314,000
Derivative Instruments and Hedges, Assets	145,000	250,000
Regulatory Assets, Current	80,000	94,000
Other Assets, Current	276,000	256,000
Total current assets	2,511,000	2,596,000
Property, Plant and Equipment, Net	17,290,000	6,469,000
Other Assets, Noncurrent [Abstract]
Income taxes receivable	48,000	49,000
Deferred income taxes	125,000	32,000
Derivative instruments	131,000	168,000
Pension and post-retirement assets	9,000	9,000
Regulatory assets	1,242,000	605,000
Net investment in direct financing lease	488,000	480,000
Investments subject to significant influence	947,000	1,145,000
Available-for-sale investment	48,000	116,000
Goodwill	6,213,000	264,000	222,000
Due from related parties	0	0
Other investments - intercompany	0	0
Other long term assets	169,000	106,000
Total other assets	9,420,000	2,974,000
Assets, Total	29,221,000	12,039,000
Liabilities, Current [Abstract]
Short-term debt	961,000	16,000
Current portion of long-term debt	476,000	274,000
Accounts payable	1,242,000	394,000
Income taxes payable	19,000	8,000
Derivative instruments	325,000	349,000
Regulatory liabilities	362,000	112,000
Pension and post-retirement liabilities	58,000	7,000
Other current liabilities	281,000	207,000
Total current liabilities	3,724,000	1,367,000
Liabilities, Noncurrent [Abstract]
Long-term debt	14,268,000	3,735,000
Intercompany long term debt	0	0
Deferred income taxes	1,672,000	762,000
Convertible debentures (2015 represented by instalment receipts)	8,000	681,000
Derivative instruments	150,000	96,000
Regulatory liabilities	1,277,000	353,000
Asset retirement obligations	170,000	109,000
Pension and post-retirement liabilities	669,000	303,000
Other long-term liabilities	467,000	299,000
Total long-term liabilities	18,681,000	6,338,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	4,738,000	2,157,000	2,016,000
Preferred Stock, Value, Issued	709,000	709,000
Contributed surplus	75,000	29,000
Accumulated other comprehensive Income	106,000	137,000
Retained earnings	1,076,000	1,168,000
Total Emera Incorporated equity	6,704,000	4,200,000
Non-controlling interest in subsidiaries	112,000	134,000
Total equity	6,816,000	4,334,000	CAD 3,705,000
Liabilities and Equity, Total	29,221,000	12,039,000
Consolidation, Eliminations [Member]
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	0	(14,000)
Restricted Cash and Cash Equivalents, Current	0	0
Receivables, Net, Current	0	0
AccountsReceivableRelatedPartiesCurrent	(646,000)	(248,000)
Income Taxes Receivable, Current	0	0
Inventory, Net	0	0
Derivative Instruments and Hedges, Assets	(13,000)	(17,000)
Regulatory Assets, Current	0	0
Prepaid Expense, Current	0	0
Due from Related Parties, Current	0	0
Other Assets, Current	0	0
Total current assets	(659,000)	(279,000)
Property, Plant and Equipment, Net	0	0
Other Assets, Noncurrent [Abstract]
Income taxes receivable	0	0
Deferred income taxes	(38,000)	(34,000)
Derivative instruments	(12,000)	(34,000)
Pension and post-retirement assets	0	0
Regulatory assets	0	0
Net investment in direct financing lease	0	0
Investments In Subsidiaries	(8,349,000)	(6,042,000)
Investments subject to significant influence	0	0
Available-for-sale investment	0	0
Goodwill	0	0
Due from related parties	0	0
Intercompany notes receivable	(6,504,000)	(5,805,000)
Other investments - intercompany	(2,270,000)	(98,000)
Other long term assets	(19,000)	0
Total other assets	(17,192,000)	(12,013,000)
Assets, Total	(17,851,000)	(12,292,000)
Liabilities, Current [Abstract]
Short-term debt	0	(14,000)
Current portion of long-term debt	0	0
Accounts payable	0	0
Intercompany payable	(646,000)	0
Income taxes payable	0	(221,000)
Derivative instruments	(13,000)	(17,000)
Regulatory liabilities	0	0
Pension and post-retirement liabilities	0	0
Due to related party	0	0
Other current liabilities	0	0
Total current liabilities	(659,000)	(252,000)
Liabilities, Noncurrent [Abstract]
Long-term debt	0	0
Intercompany long term debt	(6,501,000)	(5,823,000)
Deferred income taxes	(38,000)	(34,000)
Convertible debentures (2015 represented by instalment receipts)	0	0
Derivative instruments	(12,000)	(34,000)
Regulatory liabilities	0	0
Asset retirement obligations	0	0
Pension and post-retirement liabilities	0	0
Other long-term liabilities	(19,000)	0
Total long-term liabilities	(6,570,000)	(5,891,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	(8,416,000)	(4,141,000)
Preferred Stock, Value, Issued	(891,000)	(696,000)
Contributed surplus	(151,000)	(178,000)
Accumulated other comprehensive Income	(159,000)	(76,000)
Retained earnings	(1,039,000)	(1,092,000)
Total Emera Incorporated equity	(10,656,000)	(6,183,000)
Non-controlling interest in subsidiaries	34,000	34,000
Total equity	(10,622,000)	(6,149,000)
Liabilities and Equity, Total	(17,851,000)	(12,292,000)
Parent Company [Member]
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	200,000	0
Restricted Cash and Cash Equivalents, Current	0	0
Receivables, Net, Current	1,000	2,000
AccountsReceivableRelatedPartiesCurrent	57,000	102,000
Income Taxes Receivable, Current	0	0
Inventory, Net	0	0
Derivative Instruments and Hedges, Assets	13,000	109,000
Regulatory Assets, Current	0	0
Prepaid Expense, Current	0	0
Due from Related Parties, Current	0	0
Other Assets, Current	2,000	9,000
Total current assets	273,000	222,000
Property, Plant and Equipment, Net	14,000	15,000
Other Assets, Noncurrent [Abstract]
Income taxes receivable	0	0
Deferred income taxes	31,000	0
Derivative instruments	12,000	35,000
Pension and post-retirement assets	0	0
Regulatory assets	0	0
Net investment in direct financing lease	0	0
Investments In Subsidiaries	8,349,000	6,042,000
Investments subject to significant influence	5,000	509,000
Available-for-sale investment	0	0
Goodwill	0	0
Due from related parties	0	0
Intercompany notes receivable	1,341,000	3,051,000
Other investments - intercompany	0	0
Other long term assets	33,000	16,000
Total other assets	9,771,000	9,653,000
Assets, Total	10,058,000	9,890,000
Liabilities, Current [Abstract]
Short-term debt	0	14,000
Current portion of long-term debt	0	250,000
Accounts payable	6,000	17,000
Intercompany payable	534,000	0
Income taxes payable	0	52,000
Derivative instruments	14,000	17,000
Regulatory liabilities	0	0
Pension and post-retirement liabilities	0	0
Due to related party	0	0
Other current liabilities	54,000	51,000
Total current liabilities	608,000	401,000
Liabilities, Noncurrent [Abstract]
Long-term debt	2,338,000	464,000
Intercompany long term debt	366,000	2,631,000
Deferred income taxes	0	3,000
Convertible debentures (2015 represented by instalment receipts)	8,000	2,139,000
Derivative instruments	12,000	34,000
Regulatory liabilities	0	0
Asset retirement obligations	0	0
Pension and post-retirement liabilities	17,000	13,000
Other long-term liabilities	5,000	5,000
Total long-term liabilities	2,746,000	5,289,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	4,738,000	2,157,000
Preferred Stock, Value, Issued	709,000	709,000
Contributed surplus	75,000	29,000
Accumulated other comprehensive Income	106,000	137,000
Retained earnings	1,076,000	1,168,000
Total Emera Incorporated equity	6,704,000	4,200,000
Non-controlling interest in subsidiaries	0	0
Total equity	6,704,000	4,200,000
Liabilities and Equity, Total	10,058,000	9,890,000
Subsidiary Issuer [Member]
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	28,000	0
Restricted Cash and Cash Equivalents, Current	0	0
Receivables, Net, Current	0	0
AccountsReceivableRelatedPartiesCurrent	9,000	0
Income Taxes Receivable, Current	0	0
Inventory, Net	0	0
Derivative Instruments and Hedges, Assets	0	0
Regulatory Assets, Current	0	0
Prepaid Expense, Current	0	0
Due from Related Parties, Current	0	0
Other Assets, Current	0	0
Total current assets	37,000	0
Property, Plant and Equipment, Net	0	0
Other Assets, Noncurrent [Abstract]
Income taxes receivable	0	0
Deferred income taxes	0	0
Derivative instruments	0	0
Pension and post-retirement assets	0	0
Regulatory assets	0	0
Net investment in direct financing lease	0	0
Investments In Subsidiaries	0	0
Investments subject to significant influence	0	0
Available-for-sale investment	0	0
Goodwill	0	0
Due from related parties	0	0
Intercompany notes receivable	4,558,000	0
Other investments - intercompany	0	0
Other long term assets	0	0
Total other assets	4,558,000	0
Assets, Total	4,595,000	0
Liabilities, Current [Abstract]
Short-term debt	0	0
Current portion of long-term debt	0	0
Accounts payable	0	0
Intercompany payable	6,000	0
Income taxes payable	6,000	0
Derivative instruments	0	0
Regulatory liabilities	0	0
Pension and post-retirement liabilities	0	0
Due to related party	0	0
Other current liabilities	7,000	0
Total current liabilities	19,000	0
Liabilities, Noncurrent [Abstract]
Long-term debt	4,314,000	0
Intercompany long term debt	0	0
Deferred income taxes	1,000	0
Convertible debentures (2015 represented by instalment receipts)	0	0
Derivative instruments	0	0
Regulatory liabilities	0	0
Asset retirement obligations	0	0
Pension and post-retirement liabilities	0	0
Other long-term liabilities	0	0
Total long-term liabilities	4,315,000	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	242,000	0
Preferred Stock, Value, Issued	0	0
Contributed surplus	0	0
Accumulated other comprehensive Income	10,000	0
Retained earnings	9,000	0
Total Emera Incorporated equity	261,000	0
Non-controlling interest in subsidiaries	0	0
Total equity	261,000	0
Liabilities and Equity, Total	4,595,000	0
Guarantor Subsidiaries [Member]
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	48,000	19,000
Restricted Cash and Cash Equivalents, Current	1,000	1,000
Receivables, Net, Current	429,000	70,000
AccountsReceivableRelatedPartiesCurrent	11,000	51,000
Income Taxes Receivable, Current	5,000	9,000
Inventory, Net	273,000	48,000
Derivative Instruments and Hedges, Assets	33,000	46,000
Regulatory Assets, Current	54,000	17,000
Prepaid Expense, Current	0	0
Due from Related Parties, Current	0	0
Other Assets, Current	44,000	4,000
Total current assets	898,000	265,000
Property, Plant and Equipment, Net	12,724,000	2,035,000
Other Assets, Noncurrent [Abstract]
Income taxes receivable	0	0
Deferred income taxes	18,000	47,000
Derivative instruments	2,000	0
Pension and post-retirement assets	0	0
Regulatory assets	647,000	100,000
Net investment in direct financing lease	13,000	0
Investments In Subsidiaries	0	0
Investments subject to significant influence	13,000	12,000
Available-for-sale investment	0	0
Goodwill	6,110,000	158,000
Due from related parties	0	0
Intercompany notes receivable	16,000	0
Other investments - intercompany	0	0
Other long term assets	85,000	13,000
Total other assets	6,904,000	330,000
Assets, Total	20,526,000	2,630,000
Liabilities, Current [Abstract]
Short-term debt	948,000	0
Current portion of long-term debt	436,000	6,000
Accounts payable	756,000	76,000
Intercompany payable	81,000	0
Income taxes payable	0	92,000
Derivative instruments	10,000	36,000
Regulatory liabilities	225,000	10,000
Pension and post-retirement liabilities	51,000	0
Due to related party	0	0
Other current liabilities	79,000	24,000
Total current liabilities	2,586,000	244,000
Liabilities, Noncurrent [Abstract]
Long-term debt	4,687,000	389,000
Intercompany long term debt	4,778,000	120,000
Deferred income taxes	1,193,000	343,000
Convertible debentures (2015 represented by instalment receipts)	0	0
Derivative instruments	0	0
Regulatory liabilities	973,000	12,000
Asset retirement obligations	61,000	0
Pension and post-retirement liabilities	433,000	93,000
Other long-term liabilities	213,000	61,000
Total long-term liabilities	12,338,000	1,018,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	4,177,000	312,000
Preferred Stock, Value, Issued	620,000	425,000
Contributed surplus	45,000	45,000
Accumulated other comprehensive Income	340,000	245,000
Retained earnings	420,000	341,000
Total Emera Incorporated equity	5,602,000	1,368,000
Non-controlling interest in subsidiaries	0	0
Total equity	5,602,000	1,368,000
Liabilities and Equity, Total	20,526,000	2,630,000
Non-Guarantor Subsidiaries [Member]
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	128,000	1,068,000
Restricted Cash and Cash Equivalents, Current	86,000	18,000
Receivables, Net, Current	584,000	506,000
AccountsReceivableRelatedPartiesCurrent	569,000	95,000
Income Taxes Receivable, Current	28,000	3,000
Inventory, Net	199,000	266,000
Derivative Instruments and Hedges, Assets	112,000	112,000
Regulatory Assets, Current	26,000	77,000
Prepaid Expense, Current	0	0
Due from Related Parties, Current	0	0
Other Assets, Current	230,000	243,000
Total current assets	1,962,000	2,388,000
Property, Plant and Equipment, Net	4,552,000	4,419,000
Other Assets, Noncurrent [Abstract]
Income taxes receivable	48,000	49,000
Deferred income taxes	114,000	19,000
Derivative instruments	129,000	167,000
Pension and post-retirement assets	9,000	9,000
Regulatory assets	595,000	505,000
Net investment in direct financing lease	475,000	480,000
Investments In Subsidiaries	0	0
Investments subject to significant influence	929,000	624,000
Available-for-sale investment	48,000	116,000
Goodwill	103,000	106,000
Due from related parties	0	0
Intercompany notes receivable	589,000	2,754,000
Other investments - intercompany	2,270,000	98,000
Other long term assets	70,000	77,000
Total other assets	5,379,000	5,004,000
Assets, Total	11,893,000	11,811,000
Liabilities, Current [Abstract]
Short-term debt	13,000	16,000
Current portion of long-term debt	40,000	18,000
Accounts payable	480,000	301,000
Intercompany payable	25,000	8,000
Income taxes payable	13,000	77,000
Derivative instruments	314,000	313,000
Regulatory liabilities	137,000	102,000
Pension and post-retirement liabilities	7,000	7,000
Due to related party	0	0
Other current liabilities	141,000	132,000
Total current liabilities	1,170,000	974,000
Liabilities, Noncurrent [Abstract]
Long-term debt	2,929,000	2,882,000
Intercompany long term debt	1,357,000	3,072,000
Deferred income taxes	516,000	450,000
Convertible debentures (2015 represented by instalment receipts)	0	(1,458,000)
Derivative instruments	150,000	96,000
Regulatory liabilities	304,000	341,000
Asset retirement obligations	109,000	109,000
Pension and post-retirement liabilities	219,000	197,000
Other long-term liabilities	268,000	233,000
Total long-term liabilities	5,852,000	5,922,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	3,997,000	3,829,000
Preferred Stock, Value, Issued	271,000	271,000
Contributed surplus	106,000	133,000
Accumulated other comprehensive Income	(191,000)	(169,000)
Retained earnings	610,000	751,000
Total Emera Incorporated equity	4,793,000	4,815,000
Non-controlling interest in subsidiaries	78,000	100,000
Total equity	4,871,000	4,915,000
Liabilities and Equity, Total	CAD 11,893,000	CAD 11,811,000